SHARE BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2018
SHARE BASED COMPENSATION AND BENEFIT PLANS [Abstract]
Outstanding Stock Option Grants and Transactions
A summary of outstanding stock option grants and related transactions follows:
	Number of Shares	Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregated Intrinsic Value
				(In thousands)
Outstanding at January 1, 2018	176,055	$5.24
Issued for acquistion of TCSB (see note #26)	187,915	9.94
Exercised	(152,549)	9.31
Forfeited	-
Expired	-
Outstanding at December 31, 2018	211,421	$6.48	4.70	$3,076

Vested and expected to vest at December 31, 2018	211,421	$6.48	4.70	$3,076
Exercisable at December 31, 2018	211,421	$6.48	4.70	$3,076

Non-Vested Restricted Stock, Restricted Stock Units and PSU's
A summary of outstanding non-vested stock and related transactions follows:

	Number of Shares	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2018	290,527	$15.88
Granted	73,406	23.62
Vested	(96,255)	13.17
Forfeited	(9,259)	18.33
Outstanding at December 31, 2018	258,419	$19.00

Weighted-average Assumptions Used Black-Scholes Option Pricing Model
A summary of weighted-average assumptions used in the Black-Scholes option pricing model for the issue of stock options relating to the acquisition of TCSB (see note #26) during the second quarter of 2018 follows:

2018
Expected dividend yield	2.72%
Risk-free interest rate	2.40
Expected life (in years)	3.14
Expected volatility	45.99%
Per share weighted-average grant date fair value	$13.25

Information Regarding Options Exercised
Certain information regarding options exercised during the periods ending December 31 follows:

	2018	2017	2016
	(In thousands)
Intrinsic value	$2,333	$623	$254
Cash proceeds received	$1,420	$142	$85
Tax benefit realized	$490	$218	$89